Shareholder Report, Line Graph (Details) - USD ($)						2 Months Ended	4 Months Ended	5 Months Ended	8 Months Ended	12 Months Ended		16 Months Ended	17 Months Ended	20 Months Ended	24 Months Ended	28 Months Ended	29 Months Ended	32 Months Ended	36 Months Ended	40 Months Ended	41 Months Ended	44 Months Ended	48 Months Ended	52 Months Ended	53 Months Ended	56 Months Ended	60 Months Ended	64 Months Ended	65 Months Ended	68 Months Ended	72 Months Ended	76 Months Ended	80 Months Ended	84 Months Ended	88 Months Ended	92 Months Ended	96 Months Ended	100 Months Ended	104 Months Ended	108 Months Ended	120 Months Ended
	Jul. 06, 2026	Mar. 28, 2021	Apr. 16, 2018	Dec. 28, 2017	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2018	Aug. 31, 2021	Aug. 31, 2018	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2019	Aug. 31, 2022	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2020	Aug. 31, 2023	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2021	Aug. 31, 2024	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2023	Aug. 31, 2026	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2026
C000151917
Account Value [Line Items]
Line Graph and Table Measure Name										Institutional Shares
Accumulated Value					$ 1,000,000						$ 1,167,200				$ 1,297,693				$ 1,307,815				$ 1,519,289				$ 2,003,486				$ 1,686,735			$ 1,893,191			$ 2,310,640			$ 2,630,432	$ 3,225,962
C000277167
Account Value [Line Items]
Line Graph and Table Measure Name										Investor Shares
Accumulated Value	$ 10,000					$ 10,234
C000201707
Account Value [Line Items]
Line Graph and Table Measure Name										Class P
Accumulated Value			$ 10,000				$ 10,397					$ 10,830				$ 12,027				$ 13,842				$ 12,947				$ 13,849				$ 16,217			$ 17,130			$ 19,234
C000169918
Account Value [Line Items]
Line Graph and Table Measure Name										Institutional Shares
Accumulated Value					1,000,000						1,068,800				1,124,164				1,170,817				1,301,246				1,496,563				1,399,735			1,496,037			1,752,757			1,846,880	2,072,199
C000226253
Account Value [Line Items]
Line Graph and Table Measure Name										Class P
Accumulated Value		$ 10,000						$ 10,100					$ 9,687				$ 9,822				$ 10,573				$ 10,965				$ 11,473
C000226252
Account Value [Line Items]
Line Graph and Table Measure Name										Institutional Shares
Accumulated Value		1,000,000						1,010,000					968,691				982,059				1,056,008				1,095,080				1,145,782
C000201713
Account Value [Line Items]
Line Graph and Table Measure Name										Class P
Accumulated Value			10,000				10,113					10,173				10,559				11,559				11,616				12,051				12,878			13,351			13,877
C000196984
Account Value [Line Items]
Line Graph and Table Measure Name										Class R6
Accumulated Value				$ 10,000					$ 10,061					$ 10,119				$ 10,505				$ 11,501				$ 11,557				$ 11,989			$ 12,812			$ 13,282			$ 13,819
C000144475
Account Value [Line Items]
Line Graph and Table Measure Name										Institutional Shares
Accumulated Value					1,000,000						1,021,700				1,046,119				1,053,546				1,092,843				1,195,898				1,201,758			1,247,666			1,332,632			1,380,740	1,435,555
Goldman Sachs Index: MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI ACWI IMI Index (Net, USD, Unhedged)
Accumulated Value					1,000,000						1,170,800				1,308,954				1,290,236				1,489,449				1,937,922				1,623,203			1,839,576			2,255,689			2,605,320	3,187,609
Goldman Sachs Index: MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI ACWI IMI Index (Net, USD, Unhedged)
Accumulated Value	10,000					10,260
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				10,801					11,116				13,555				17,781				15,784				18,300				23,266			26,961			32,456
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					1,000,000						1,162,300				1,390,808				1,431,420				1,745,473				2,289,537				2,032,422			2,356,390			2,995,915			3,471,666	4,179,191
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000						10,284					9,099				8,991				9,647				9,950				10,138
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value		1,000,000						1,028,400					909,928				899,100				964,734				995,027				1,013,833
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				10,801					11,116				13,555				17,781				15,784				18,300				23,266			26,961			32,456
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					10,994					11,315				13,798				18,098				16,066				18,627			23,682			27,443			33,035
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					1,000,000						1,162,300				1,390,808				1,431,420				1,745,473				2,289,537				2,032,422			2,356,390			2,995,915			3,471,666	4,179,191
Goldman Sachs Index: MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)
Accumulated Value					1,000,000						1,170,400				1,317,753				1,310,374				1,504,047				1,961,428				1,680,551			1,907,258			2,341,540			2,703,074	3,323,160
Goldman Sachs Index: MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)
Accumulated Value	$ 10,000					$ 10,243
Strategic Factor Allocation Composite Index (50% S&P 500 & 50% BBg US Agg)
Account Value [Line Items]
Line Graph and Table Measure Name										Strategic Factor Allocation Composite Index (50% S&P 500 & 50% BBg US Agg)
Accumulated Value			10,000				10,427					11,153				12,788				14,676				13,050				14,006				16,378			17,937			19,905
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,061					11,084				11,802				11,792				10,434				10,310				11,062			11,409			11,624
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value					1,000,000						1,004,925				994,379				1,095,532				1,166,450				1,165,466				1,031,252			1,018,948			1,093,297			1,127,585	1,148,904
Strategic Factor Allocation Composite Index (50% S&P 500 & 50% BBg US Agg)
Account Value [Line Items]
Line Graph and Table Measure Name										Strategic Factor Allocation Composite Index (50% S&P 500 & 50% BBg US Agg)
Accumulated Value					1,000,000						1,081,600				1,178,511				1,260,536				1,445,330				1,658,806				1,475,010			1,582,981			1,851,138			2,027,366	2,249,768
Goldman Sachs Index: Bloomberg 1-5 Year U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg 1-5 Year U.S. Treasury Index
Accumulated Value		10,000						10,035					9,460				9,530				10,117				10,566				10,768
Goldman Sachs Index: Bloomberg 1-5 Year U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg 1-5 Year U.S. Treasury Index
Accumulated Value		$ 1,000,000						$ 1,003,500					$ 945,999				$ 953,000				$ 1,011,705				$ 1,056,624				$ 1,076,806
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Accumulated Value			$ 10,000				$ 10,071					$ 10,309				$ 10,439				$ 10,447				$ 10,486				$ 10,931				$ 11,530			$ 12,048			$ 12,495
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Accumulated Value				$ 10,000					$ 10,115					$ 10,354				$ 10,484				$ 10,493				$ 10,531				$ 10,979			$ 11,581			$ 12,101			$ 12,550
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Accumulated Value					$ 1,000,000						$ 1,006,200				$ 1,021,494				$ 1,045,602				$ 1,058,776				$ 1,059,623				$ 1,063,544			$ 1,108,744			$ 1,169,504			$ 1,222,014	$ 1,267,351